Transactions with Related Parties, Vessel Disposals (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Feb. 15, 2024	Jan. 19, 2024	Dec. 21, 2023
Transactions with Related Parties [Abstract]
Brokerage commissions	$ 463,672	$ 655,431
M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel					$ 17,500,000
M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel				$ 16,100,000
M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel				15,800,000
M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel			$ 16,200,000
Entity Affiliated with Family Member of Petros Panagiotidis [Member] | M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel					$ 17,500,000
Entity Affiliated with Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel			$ 16,200,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel				16,100,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel				$ 15,800,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Brokerage commissions	$ 324,000